Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Ener-Core Inc.
Entity Central Index Key	0001495536
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Dec. 31, 2014